Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from July 1 to August 28, 2025, the Mexican Government made contributions to Petróleos Mexicanos through the Ministry of Energy in the amount of Ps.24,954,819 to strengthen its financial position.

Date	Strengthening of financial position
July 1,	Ps.	5,256,579
July 22,	10,511,768
August 11,	3,548,535
August 25, (1)	5,637,936
Total	Ps.	24,954,819
(1) Includes financing to the Waste utilization project at the Miguel Hidalgo and Salina Cruz refineries.